Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of other payables - related parties
	December 31, 2019		June 30, 2019
	(unaudited)
Xianfu Han	$361,336		$361,336
Weili He	407,113		396,401
	$768,449	*	$757,737